Other Current Liabilities	12 Months Ended
Dec. 31, 2018
Other Current Liabilities
Other Current Liabilities

Note 13 Other Current Liabilities

Significant components of other current liabilities as of December 31, 2018 and 2017 are summarized as follows:

(in thousands)	December 31, 2018	December 31, 2017
Accrued card brand fees	$55,991	43,814
Accrued third-party commissions	46,977	34,276
Accrued expenses	25,178	34,260
Dividends payable	24,645	24,886
Accrued interest	22,191	19,330
Other	93,168	69,356
Total	$268,150	225,922